Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Property and equipment, net

8. Property and equipment, net

	As of December 31,
	2017	2018
	RMB	RMB
Cost:
Buildings	3,892,010	4,113,753
Furniture, fixtures and equipment	2,340,437	2,709,502
Leasehold improvements	372,702	407,330
Motor vehicles	414,247	422,902
Software	108,468	60,858
Construction in process	1,187,157	3,179,701
Sub-total	8,315,021	10,894,046
Less: accumulated depreciation	(1,654,196)	(2,362,563)
Property and equipment, net	6,660,825	8,531,483

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Depreciation expenses were charged to:
Fulfillment expenses	289,338	329,945	402,942
Marketing expenses	296	305	380
Technology and content expenses	262,073	312,506	282,020
General and administrative expenses	59,269	78,084	84,948
Total	610,976	720,840	770,290